Summary of Significant Accounting Policies (Details 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Lab equipment	$ 7,313,979	$ 6,620,662
Computer equipment	540,814	563,976
Office equipment	229,785	248,490
Leasehold improvements	434,304	477,682
Property, Plant and Equipment, Gross	8,518,882	7,910,810
Accumulated depreciation	(5,558,792)	(5,024,634)
Property and equipment, net	$ 2,960,090	$ 2,886,176